Share-based payments (Tables)	9 Months Ended
May 31, 2026
Share-based payments
Summary of share based payments

	Exercise		Expected	Risk-free
	price	Market price	volatility	interest rate	Expected life
Grant date	$	$	%	%	(years)
November 30, 2022	2,435,400.00	2,435,400.00	107	3.1	5
December 1, 2022	2,349,000.00	2,349,000.00	107	3.0	5
March 22, 2023	2,273,400.00	2,022,300.00	75	3.6	2
March 25, 2023	2,273,400.00	2,057,400.00	75	3.6	3
March 25, 2023	2,273,400.00	2,057,400.00	75	3.6	4
April 20, 2023	2,332,800.00	2,122,200.00	75	3.6	5
December 29, 2023	1,852,200.00	604,800.00	76	3.1	5
January 26, 2024	410,400.00	430,920.00	76	3.5	5
July 25, 2025	2,644.00	2,640.00	101	2.8	5

Summary of number options granted outstanding

		Weighted
	Number of	average
	options	exercise price
	#	$
Balance at August 31, 2024	40	2,002,324.70
Granted	5	2,644.00
Forfeited	(4)	2,349,000.00
Expired	(14)	1,486,647.10
Balance at August 31, 2025	27	1,848,042.54
Expired	(4)	3,092,526.93
Balance at May 31, 2026	23	1,725,522.61

Summary of range of number of options outstanding and weighted average remaining contractual life

	Number of
	options	Weighted average	Weighted average	Exercisable
Exercise price range	outstanding	grant date fair value	remaining contractual life	options
$	#	$	[years]	#
2,644.00	5	2,644.00	4.15	2
410,400.00 – 1,852,200.00	2	1,131,300.00	2.62	2
2,273,400.00 – 2,435,400.00	16	2,338,200.00	2.14	16

Schedule of warrants

		Number of warrants	Weighted average remaining
	Exercise price	outstanding	contractual life
Grant date	$	#	[years]
December 21, 2023	567,000.00	1	2.56
September 16, 2024	45,000.00	14	3.30
January 14, 2025	6,000.00	68	4.13
August 15, 2025	1,000.00	442	4.21
December 19, 2025	150.00	4,003	4.56

	Exercise		Expected	Risk-free
	price	Market price	volatility	interest rate	Expected life
Grant date	$	$	%	%	[years]
December 21, 2023	567,000.00	604,800.00	76	4.0	5.0
September 16, 2024	45,000.00	28,656.00	92	3.4	5.0
January 14, 2025	6,000.00	7,320.00	99	4.4	5.5
August 15, 2025	1,000.00	744.00	101	3.6	5.0
December 19, 2025	150.00	100.20	127	3.7	5.0

Schedule of public market capitalization

Market capitalization threshold	Number of RSUs vesting
$15 million or more	375
$25 million or more	375
$35 million or more	500

Schedule of assumptions used to determine the fair value of these RSUs

Risk-free
	Market	Expected	interest	Contractual	Expected
	price	volatility	rate	life	life
Grant date	$	%	%	(years)	(years)
September 25, 2025	568.00	100	3.68	10	5

Schedule of information regarding the RSUs outstanding

Number of
RSUs
#
Balance at August 31, 2024	—
Granted	—
Balance at August 31, 2025	—
Granted	1,250
Balance at May 31, 2026	1,250